Expense Example - FidelityGrowthStrategiesK6Fund-PRO - FidelityGrowthStrategiesK6Fund-PRO - Fidelity Growth Strategies K6 Fund - Fidelity Growth Strategies K6 Fund	Jan. 29, 2025 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567